Schedule of Investments July 31, 2023 (Unaudited)
V-Shares MSCI World ESG Materiality and Carbon Transition ETF

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 5.6%
Activision Blizzard, Inc.	107	$9,925
AT&T, Inc.	1,065	15,464
BT Group PLC (a)	2,182	3,425
Charter Communications, Inc. - Class A (b)	16	6,483
Comcast Corp. - Class A	450	20,367
Deutsche Telekom (a)	322	7,044
Electronic Arts, Inc.	48	6,545
Interpublic Group, Inc.	174	5,956
KDDI Corp. (a)	100	2,947
Nintendo (a)	200	9,080
Orange (a)	695	7,880
SoftBank Group Corp. (a)	200	10,194
Telstra Corp. (a)	1,434	4,117
T-Mobile US, Inc. (b)	64	8,817
Verizon Communications, Inc.	485	16,529
Walt Disney (b)	239	21,245
		156,018
Consumer Discretionary - 12.3%
Adidas (a)	28	5,680
Airbnb, Inc. - Class A (b)	53	8,066
Amadeus IT Group (a)	5	359
Amazon.com, Inc. (b)	1,104	147,583
Aptiv PLC (b)	55	6,022
Aristocrat Leisure Ltd. (a)	123	3,260
Bayerische Motoren Werke (a)	28	3,422
Booking Holdings, Inc. (b)	6	17,825
Bridgestone Corp. (a)	200	8,295
Evolution (a)	24	2,965
Expedia Group, Inc. - Class A (b)	28	3,431
Flutter Entertainment (a)(b)	36	7,180
Hasbro, Inc.	93	6,004
Kering (a)	9	5,196
LKQ Corp.	87	4,767
LVMH Moet Hennessy Louis Vuitton SE (a)	29	27,117
Oriental Land (a)	200	7,672
Pool Corp.	17	6,540
Prosus (a)(b)	111	8,815
Sekisui House Ltd. (a)	400	8,162
Sony Group Corp. (a)	200	18,743
Target Corp.	62	8,461
Toyota Motor Corp. (a)	600	10,076
Tractor Supply	22	4,928
Vail Resorts, Inc.	26	6,123
VF Corp.	282	5,586
		342,278
Consumer Staples - 6.5%
Anheuser-Busch InBev (a)	109	6,255
Archer-Daniels-Midland	86	7,307
Coca-Cola	440	27,249
Coca-Cola Europacific Partners PLC	110	6,973
Diageo PLC (a)	313	13,683
General Mills, Inc.	118	8,819
J Sainsbury PLC (a)	1,225	4,372
Keurig Dr Pepper, Inc.	236	8,026
McCormick, Inc.	108	9,664
PepsiCo, Inc.	140	26,245
Procter & Gamble	284	44,389
Unilever PLC (a)	336	18,118
		181,100
Energy - 4.8%
Baker Hughes	134	4,796
BP PLC (a)	2,557	15,891
Cameco Corp. (a)	186	6,551
Cheniere Energy, Inc.	39	6,312
Enbridge, Inc. (a)	294	10,829
Eni (a)(b)	75	1,148
Equinor (a)	208	6,341
Halliburton	127	4,963
Kinder Morgan, Inc.	333	5,897
Phillips 66	70	7,808
Schlumberger	140	8,168
Shell PLC (a)	753	22,923
TC Energy Corp. (a)	190	6,822
TotalEnergies (a)	291	17,730
Woodside Energy Group Ltd. (a)	258	6,605
		132,784
Financials - 14.0%
3i Group PLC (a)	250	6,359
AIA Group Ltd. (a)	1,600	15,880
Allianz (a)	38	9,108
Australia & New Zealand Banking Group Ltd. (a)	403	6,993
Aviva PLC (a)(b)	658	3,288
AXA (a)	267	8,234
Baloise Holding (a)	67	10,419
Banco Bilbao Vizcaya Argentaria (a)	1,749	13,903
Banco Santander (a)	2,379	9,662
Bank of America Corp.	679	21,728
Bank of Montreal (a)	103	9,589
Bank of Nova Scotia (a)	177	8,929
Barclays PLC (a)	4,957	9,883
BNP Paribas (a)	185	12,242
Canadian Imperial Bank of Commerce (a)	185	8,163
CBOE Global Markets, Inc.	41	5,727
Citigroup, Inc.	205	9,770
Commonwealth Bank of Australia (a)	166	11,825
Dai-ichi Life Holdings, Inc. (a)	300	6,135
Deutsche Boerse (a)	27	5,189
FactSet Research Systems, Inc.	16	6,961
Fidelity National Information Services, Inc.	101	6,098
Hong Kong Exchanges & Clearing Ltd. (a)	200	8,355
HSBC Holdings PLC (a)	1,668	13,871
ING Groep PLC (a)	515	7,541
Insurance Australia Group Ltd. (a)	1,029	4,112
Intact Financial Corp. (a)	41	6,068
Intercontinental Exchange, Inc.	63	7,232
Intesa Sanpaolo (a)	3,168	9,183
KBC Group (a)(b)	51	3,846
Lloyds Banking Group PLC (a)	4,087	2,363
London Stock Exchange Group PLC (a)	47	5,117
Manulife Financial Corp. (a)	505	10,113
MetLife, Inc.	90	5,667
Moody's Corp.	16	5,644
Morgan Stanley	136	12,452
Muenchener Rueckversicherungs-Gesellschaft (a)	16	6,044
National Australia Bank Ltd. (a)	202	3,868
Nordea Bank (a)	493	5,587
ORIX Corp. (a)	500	9,611
Prudential PLC (a)	350	4,875
S&P Global, Inc.	26	10,257
Tokio Marine Holdings, Inc. (a)	200	4,588
Toronto-Dominion Bank (a)	188	12,421
UBS Group (a)	550	12,230
Westpac Banking Corp. (a)	355	5,344
Zurich Insurance Group (a)	18	8,738
		391,212
Health Care - 12.0%
Agilent Technologies, Inc.	60	7,306
Alcon, Inc. (a)	80	6,833
AmerisourceBergen Corp.	31	5,794
Anthem, Inc.	27	12,734
AstraZeneca PLC (a)	172	24,755
Biogen, Inc. (b)	15	4,053
Bio-Techne Corp.	64	5,338
Cardinal Health, Inc.	37	3,384
Centene Corp. (b)	84	5,720
Cigna Group	35	10,328
Cooper Companies, Inc.	17	6,651
Daiichi Sankyo Ltd. (a)	200	6,119
Danaher Corp.	77	19,640
Dexcom, Inc. (b)	52	6,477
Edwards Lifesciences Corp. (b)	86	7,058
Eisai (a)	100	6,318
Fisher & Paykel Healthcare Corp. (a)	193	2,951
Fortrea Holdings, Inc. (b)	28	895
Fresenius Medical Care (a)	85	4,425
Genmab(a)(b)	13	5,360
Gilead Sciences, Inc.	126	9,594
HCA Healthcare, Inc.	23	6,275
Horizon Therapeutics PLC (b)	36	3,610
Humana, Inc.	15	6,852
IDEXX Laboratories, Inc. (b)	11	6,102
Illumina, Inc. (b)	23	4,419
Intuitive Surgical, Inc. (b)	39	12,652
IQVIA Holdings, Inc. (b)	30	6,713
Laboratory Corporation of America Holdings	28	5,990
Lonza Group (a)	9	5,245
Merck (a)	16	2,819
Mettler-Toledo International, Inc. (b)	4	5,030
Novo Nordisk (a)	185	29,893
QIAGEN (a)(b)	112	5,267
ResMed, Inc.	28	6,226
UnitedHealth Group, Inc.	100	50,637
Waters Corp. (b)	20	5,524
Zoetis, Inc.	57	10,721
		335,708
Industrials - 10.8%
3M	67	7,470
ABB Ltd. (a)	158	6,354
Aktiebolaget Volvo - Class B (a)	282	6,228
BAE Systems PLC (a)	222	2,660
Brambles Ltd. (a)	512	4,854
Canadian National Railway (a)	22	2,672
Carrier Global Corp.	144	8,575
Caterpillar, Inc.	29	7,690
C.H. Robinson Worldwide, Inc.	22	2,204
Cie de Saint-Gobain (a)	117	7,931
Cintas Corp.	8	4,016
Copart, Inc. (b)	40	3,536
Daikin Industries Ltd. (a)	100	20,193
Deere & Co.	32	13,747
Deutsche Post (a)	133	6,851
Equifax, Inc.	21	4,286
Experian PLC (a)	176	6,814
Hitachi Ltd. (a)	200	13,088
Itochu Corp. (a)	100	4,047
Kingspan Group PLC (a)	76	6,117
Komatsu Ltd. (a)	200	5,580
Kuehne + Nagel International (a)	14	4,399
Legrand (a)	96	9,645
Marubeni Corp. (a)	300	5,307
Mitsubishi Electric Corp. (a)	200	10,227
MTU Aero Engines (a)	12	2,809
Nibe Industrier (a)	816	7,357
NIDEC Corp. (a)	100	5,949
Recruit Holdings (a)	200	6,944
Relx PLC (a)	276	9,304
Rentokil Initial PLC (a)	842	6,879
Schneider Electric (a)	135	24,119
Siemens (a)(b)	86	14,695
Siemens Energy (a)	283	4,802
Sumitomo Corp. (a)	300	6,434
Transurban Group (a)	1,127	10,890
Vestas Wind Systems (a)	264	7,094
Vinci (a)	74	8,712
Wartsila (a)	310	3,905
Wolters Kluwer (a)	56	7,051
		301,435
Information Technology - 25.2% #
Adobe, Inc. (b)	36	19,662
Applied Materials, Inc.	76	11,521
ASML Holding (a)	34	24,449
Autodesk, Inc. (b)	27	5,724
Automatic Data Processing, Inc.	34	8,407
Dassault Systemes (a)	183	7,846
First Solar, Inc. (b)	8	1,659
Infineon Technologies (a)	160	7,056
Intel Corp.	648	23,179
International Business Machines Corp.	136	19,608
Intuit, Inc.	22	11,257
Lam Research Corp.	14	10,059
Microsoft Corp.	812	272,767
NEC Corp. (a)	100	5,056
NVIDIA Corp.	380	177,570
NXP Semiconductors	30	6,689
Sage Group PLC (a)	803	9,677
salesforce.com, Inc. (b)	152	34,201
SAP (a)	165	22,631
Texas Instruments, Inc.	55	9,900
VMware, Inc. - Class A (b)	33	5,202
Workday, Inc. - Class A (b)	28	6,640
		700,760
Materials - 3.5%
Amcor PLC	522	5,356
Avery Dennison Corp.	46	8,465
Ball Corp.	104	6,104
Croda International (a)	73	5,532
Givaudan (a)	1	3,390
Linde PLC	46	17,971
Martin Marietta Materials, Inc.	7	3,125
Novozymes (a)	132	6,640
PPG Industries, Inc.	42	6,044
Sherwin-Williams	36	9,954
Shin-Etsu Chemical Company Ltd. (a)	200	6,586
Symrise (a)	48	5,259
UPM-Kymmene (a)	146	4,845
Wheaton Precious Metals Corp. (a)	173	7,772
		97,043
Real Estate - 2.5%
American Tower Corp. - REIT	44	8,373
CapitaLand Integrated Commercial Trust - REIT (a)	5,000	7,682
Crown Castle International Corp. - REIT	48	5,198
Digital Realty Trust, Inc. - REIT	79	9,845
Equinix, Inc. - REIT	18	14,579
Prologis, Inc. - REIT	73	9,107
SBA Communications Corp. - REIT	18	3,941
Stockland - REIT (a)	1,909	5,428
Ventas, Inc. - REIT	130	6,308
		70,461
Utilities - 2.6%
Edison International	157	11,298
Enel (a)	1,288	8,907
Iberdrola (a)	383	4,795
NextEra Energy, Inc.	172	12,607
Northland Power, Inc. (a)	275	5,330
Orsted (a)	75	6,560
Redeia Corp. (a)	796	13,344
Terna - Rete Elettrica Nazionale (a)	1,213	10,282
		73,123

Total Common Stocks		2,781,922
(Cost $2,532,479)

SHORT-TERM INVESTMENT - 0.1%
First American Government Obligations Fund, Class X, 5.18% (c)
Total Short-Term Investment
(Cost $1,866)	1,866	1,866

Total Investments - 99.9%
(Cost $2,534,345)		2,783,788
Other Assets and Liabilites, Net - 0.1%		1,785
Total Net Assets - 100.0%		$2,785,573

	ADR - American Depositary Receipt.
	PLC - Public Liability Company.
	REIT - Real Estate Investment Trust.
#
As of July 31, 2023, the Fund had a significant portion of its assets invested in the Information Technology sector. Companies in this sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

(a)	Foreign company.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day effective yield as of July 31, 2023.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

	At July 31, 2023, the country diversification for the Fund was as follows:

	Country	% of Net Assets
	United States	59.4%
	European Union	14.4%
	Japan	7.1%
	Great Britain	6.8%
	Canada	3.4%
	Australia	2.4%
	Switzerland	2.1%
	Denmark	2.0%
	Hong Kong	0.9%
	Sweden	0.8%
	Singapore	0.3%
	Norway	0.2%
	New Zealand	0.1%
	Short-Term Investment	0.1%
	Other Assets and Liabilities, Net	0.1%
	Total	100.0%

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,781,922	$-	$-	$2,781,922
Short-Term Investment	1,866	-	-	1,866
Total Investments in Securities	$2,783,788	$-	$-	$2,783,788

Refer to the Schedule of Investments for further information on the classification of investments.